NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Growth Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Small Cap Core Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Ziegler Equity Income Fund

Supplement dated April 27, 2017
to the Prospectus dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2017:

1.	The table under the heading "Fees and Expenses" on page 25 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.30%	0.31%	0.19%	0.27%
Total Annual Fund Operating Expenses	1.39%	2.15%	1.03%	1.11%
1 "Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.

2.	The table under the heading "Example" on page 25 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$709	$990	$1,292	$2,148
Class C shares	318	673	1,154	2,483
Class R6 shares	105	328	569	1,259
Institutional Service Class shares	113	353	612	1,352

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$218	$673	$1,154	$2,483

3.	The table under the heading "Fees and Expenses" on page 32 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.28%	0.17%	0.42%
Total Annual Fund Operating Expenses	1.36%	2.12%	1.01%	1.26%
1 "Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.

4.	The table under the heading "Example" on page 32 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$706	$981	$1,277	$2,116
Class C shares	315	664	1,139	2,452
Class R6 shares	103	322	558	1,236
Institutional Service Class shares	128	400	692	1,523

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$215	$664	$1,139	$2,452

5.	The following information supplements the "Management Fees" section on beginning on page 57 of the Prospectus:

Beginning May 1, 2017, the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund each pay NFA an annual management fee based on the rates listed in the table below, which are expressed as a percentage of each Fund's average daily net assets:

Fund	Assets	Management Fee
Nationwide HighMark Small Cap Core Fund	Up to $500 million; and $500 million and more	0.84% 0.79%
Nationwide U.S. Small Cap Value Fund	Up to $500 million; and $500 million and more	0.84% 0.79%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE